LETTER TO STOCKHOLDERS

We are pleased to present summary financial information of The Adams Express Company (the Company) for the nine months ended September 30, 2010.

Net assets of the Company at September 30, 2010 were $11.78 per share on 87,428,532 shares outstanding, compared with $11.95 per share at December 31, 2009 on 87,415,193 shares outstanding. Total distributions paid thus far in 2010 amount to $0.15 per share. On March 1, 2010, a distribution of $0.05 per share was paid, consisting of $0.01 from 2009 investment income, $0.02 from 2009 short-term capital gain, $0.01 from 2009 long-term capital gain, and $0.01 from 2010 investment income, all taxable in 2010. A 2010 investment income dividend of $0.05 per share was paid June 1, 2010, and another $0.05 per share investment income dividend was paid September 1, 2010.

Net investment income for the nine months ended September 30, 2010 amounted to $9,045,923, compared with $9,109,755 for the same nine month period in 2009. These earnings are equal to $0.10 and $0.11 per share, respectively.

Net capital gain realized on investments for the nine months ended September 30, 2010 amounted to $20,412,767, or $0.23 per share.

For the nine months ended September 30, 2010, the total return on the net asset value (with dividends and capital gains reinvested) of the Company’s shares was 0.1%. The total return on the market value of the Company’s shares for the period was 0.1%. These compare to a 3.9% total return for the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) and a 2.3% total return for the Lipper Large-Cap Core Mutual Fund Average over the same time period.

For the twelve months ended September 30, 2010, the Company’s total return on net asset value was 6.4% and on market value was 6.7%. Comparable figures for the S&P 500 and the Lipper Large-Cap Core Mutual Fund Average were 10.2% and 8.0%, respectively.

Enclosed with this Report is a stockholder survey. Please take the time to complete your survey — we want your input on these important questions to help us serve you better. You can either answer the survey online at the web address shown on the survey, which is the most cost effective way, or put the completed survey in the mail. Thank you for your participation.

Current and potential stockholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, on our website at www.adamsexpress.com. Also available on the website are a history of the Company, historical financial information, and other useful content.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

David D. Weaver,

President

October 14, 2010

SUMMARY FINANCIAL INFORMATION

Nine Months Ended September 30

(unaudited)

	2010	2009
Net asset value per share	$11.78	$11.59
Total net assets	1,029,561,550	998,184,870
Unrealized appreciation	62,748,859	31,895,564
Net investment income	9,045,923	9,109,755
Net realized gain	20,412,767	26,041,418
Market price	9.96	9.77
Shares outstanding	87,428,532	86,117,331
Shares repurchased	28,300	1,320,849
Total return (based on market price)	0.1%	23.9%
Total return (based on net asset value)	0.1%	22.9%
Key ratios:
Net investment income to average net assets (annualized)	1.18%	1.42%
Expenses to average net assets (annualized)	0.58%	0.83%
Portfolio turnover	9.48%	10.40%
Net cash & short-term investments to net assets	1.7%	3.7%

RETURNS ON NET ASSET VALUE

As of September 30, 2010

(unaudited)

FIVE YEAR DISTRIBUTION HISTORY

(unaudited)

Year	Income Dividends Per Share	Short-Term Capital Gains Per Share	Long-Term Capital Gains Per Share	Total Distributions Per Share	Dividend Yield*	Annual Rate of Distribution**
2005	$0.22	$0.09	$0.55	$0.86	1.7%	6.7%
2006	0.23	0.04	0.63	0.90	1.7	6.8
2007	0.32	0.08	0.63	1.03	2.2	7.2
2008	0.26	0.01	0.37	0.64	2.3	5.6
2009	0.15	0.05	0.25	0.45	1.7	5.2

				Average:	1.9%	6.3%

*	The dividend yield is the total income dividends during the year divided by the average daily market price of the Company’s Common Stock.
**	The annual rate of distribution is the total dividends and capital gain distributions during the year divided by the average daily market price of the Company’s Common Stock.

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended September 30, 2010

(unaudited)

	Shares
	Additions	Reductions	Held Sept. 30, 2010
Bunge Ltd.	20,000		180,000
Cliffs Natural Resources Inc.	9,000		120,000
CVS/Caremark Corp.	10,000		295,000
Dow Chemical Co.	73,500		287,300
Life Technologies Corp.	200,000		200,000
General Electric Co.		255,000	1,233,000
Hansen Natural Corp.		60,000	200,000
Hospira, Inc.		25,000	175,000
Potash Corporation of Saskatchewan Inc.		11,250	42,750
Spirit AeroSystems Holdings, Inc.		165,000	555,000
State Street Corp.		4,548	265,452

PORTFOLIO SUMMARY

September 30, 2010

(unaudited)

Ten Largest Equity Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corporation*	$50,580,083	4.9%
Oracle Corp.	29,535,000	2.9
Microsoft Corp.	28,898,200	2.8
PepsiCo, Inc.	23,918,400	2.3
United Technologies Corp.	21,369,000	2.1
JPMorgan Chase & Co.	21,319,200	2.1
Apple Inc.	21,281,250	2.1
Unilever plc ADR	20,468,940	2.0
General Electric Co.	20,036,250	1.9
Procter & Gamble Co.	18,890,550	1.8

Total	$256,296,873	24.9%
*Non-controlled affiliate

Sector Weightings

SCHEDULE OF INVESTMENTS

September 30, 2010

(unaudited)

	Shares	Value (A)
Stocks — 98.3%

Consumer — 23.1%
Consumer Discretionary — 8.7%
Columbia Sportswear Co. (B)	200,000		$11,688,000
Lowe's Companies, Inc.	600,000		13,374,000
McDonald's Corp. (F)	250,000		18,627,500
Newell Rubbermaid Inc.	400,000		7,124,000
Ryland Group, Inc.	343,500		6,155,520
Target Corp.	320,000		17,100,800
Walt Disney Co.	480,000		15,892,800

			89,962,620

Consumer Staples — 14.4%
Avon Products, Inc.	324,600		10,422,906
Bunge Ltd. (B)	180,000		10,648,800
Coca-Cola Co.	250,000		14,630,000
CVS/Caremark Corp.	295,000		9,283,650
Dean Foods Co. (C)	425,000		4,339,250
Del Monte Foods Co.	800,000		10,488,000
Hansen Natural Corp. (C) (F)	200,000		9,324,000
Mead Johnson Nutrition Co.	117,383		6,680,267
PepsiCo, Inc. (G)	360,000		23,918,400
Procter & Gamble Co.	315,000		18,890,550
Safeway Inc.	390,000		8,252,400
Unilever plc ADR (B)	703,400		20,468,940

			147,347,163

Energy — 10.7%
Chevron Corp.	200,000		16,210,000
CONSOL Energy Inc.	200,000		7,392,000
Exxon Mobil Corp. (G)	215,000		13,284,850
Halliburton Co.	150,000		4,960,500
Petroleum & Resources Corporation (D)	2,186,774		50,580,083
Spectra Energy Corp.	405,780		9,150,338
Transocean Ltd. (C)	135,000		8,679,150

			110,256,921

Financials — 13.2%
Banks — 2.6%
PNC Financial Services Group, Inc.	270,000		14,015,700
Wells Fargo & Co.	525,000		13,193,250

			27,208,950

Diversified Financials — 9.0%
American Express Co.	350,000		14,710,500
Bank of America Corp.	1,385,000		18,157,350
Bank of New York Mellon Corp.	403,775		10,550,642
JPMorgan Chase & Co.	560,000		21,319,200
Morgan Stanley	300,000		7,404,000
State Street Corp.	265,452		9,996,921
T. Rowe Price Group, Inc.	200,000		10,013,000

			92,151,613

Insurance — 1.6%
Prudential Financial, Inc.	310,000		16,795,800

Health Care — 13.3%
Abbott Laboratories	320,000	:	16,716,800
Bristol-Myers Squibb Co.	159,061		4,312,144
Gilead Sciences, Inc. (C)	250,000		8,902,500
Hospira, Inc. (C) (F)	175,000		9,976,750
Johnson & Johnson	255,000		15,799,800
Life Technologies Corp. (C)	200,000		9,338,000
Medtronic, Inc.	350,000		11,753,000
Pfizer Inc.	1,015,125		17,429,696
Senomyx, Inc. (B) (C)	1,284,400		5,111,912
Teva Pharmaceutical Industries Ltd. ADR	330,000		17,407,500
UnitedHealth Group Inc.	350,000		12,288,500
Zimmer Holdings, Inc. (C)	150,000		7,849,500

			136,886,102

Industrials — 13.0%
Cintas Corp.	300,000		8,265,000
Curtiss-Wright Corp.	360,000		10,908,000
Emerson Electric Co.	300,000		15,798,000
General Electric Co.	1,233,000		20,036,250
Harsco Corp.	310,000		7,619,800
Illinois Tool Works Inc.	250,000		11,755,000
Masco Corp.	450,000		4,954,500
Norfolk Southern Corp.	200,000		11,902,000
Oshkosh Corp. (C)	380,000		10,450,000
Spirit AeroSystems Holdings, Inc. (C)	555,000		11,061,150
United Technologies Corp.	300,000		21,369,000

			134,118,700

Information Technology — 18.7%
Semiconductors — 2.9%
Broadcom Corp.	400,000		14,156,000
Intel Corp.	840,000		16,153,200

			30,309,200

Software & Services — 9.0%
Automatic Data Processing, Inc.	300,000		12,609,000
Google Inc. (C)	29,000		15,247,910
Microsoft Corp.	1,180,000		28,898,200
Oracle Corp.	1,100,000		29,535,000
Visa Inc.	90,000		6,683,400

			92,973,510

Technology Hardware & Equipment — 6.8%
Apple Inc. (C)	75,000		21,281,250
Cisco Systems, Inc. (C)	850,000		18,615,000
Dell Inc. (C)	285,000		3,693,600
Hewlett-Packard Co.	300,000		12,621,000
QUALCOMM Inc.	300,000		13,536,000

			69,746,850

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2010

(unaudited)

	Shares or Prin. Amt.	Value (A)
Materials — 4.2%
Cliffs Natural Resources Inc. (F)	120,000	$7,670,400
Dow Chemical Co.	287,300	7,889,258
Freeport-McMoRan Copper & Gold Inc. (F)	135,000	11,527,650
Potash Corporation of Saskatchewan Inc.	42,750	6,157,710
Praxair, Inc. (F)	109,292	9,864,696

		43,109,714

Utilities — 2.1%
MDU Resources Group, Inc.	562,500	11,221,875
Northeast Utilities	350,000	10,349,500

		21,571,375

Total Stocks (Cost $949,716,478)		1,012,438,518

Short-Term Investments — 1.4%
Time Deposits — 1.0%
Wilmington Trust FSB, 0.90% (E)	$10,693,103	10,693,103

Money Market Funds — 0.4%
Fidelity Institutional Money Market – Government Portfolio, 0.06% (E)	50,789	50,789
RBC U.S. Government Money Market (Institutional Class I), 0.14% (E)	3,356,350	3,356,350
Vanguard Federal Money Market, 0.04% (E)	35,500	35,500
Western Asset Institutional Government Money Market (Class I), 0.09% (E)	53,033	53,033

		3,495,672

Total Short-Term Investments (Cost $14,188,775)		14,188,775

Total Securities Lending Collateral — 3.1% (Cost $32,186,374)
Money Market Funds — 3.1%
Invesco Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.23% (E)	32,186,374	32,186,374

Total Investments — 102.8% (Cost $996,091,627)		1,058,813,667
Cash, receivables, prepaid expenses and other assets, less liabilities — (2.8)%		(29,252,117)

Net Assets — 100%		$1,029,561,550

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and, for money market funds, represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $5,991,213.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate value to deliver upon exercise of $400,000.

This report is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold may be worth more or less than their original cost. Past performance is not indicative of future investment results.

OTHER INFORMATION

Dividend Payment Schedule

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to stockholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the headings “Investment Information”, “Financial Reports” and then “SEC Filings”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and the Company’s proxy voting record for the 12-month period ended June 30, 2010 are available (i) without charge, upon request, by calling the Company’s toll free number at (800) 638-2479; (ii) on the Company’s website at www.adamsexpress.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Privacy Policy

In order to conduct its business, the Company, through its transfer agent, currently American Stock Transfer & Trust Company, collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

The Company

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900            (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke LLP

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Custodian of Securities: Brown Brothers Harriman & Co.

Transfer Agent & Registrar: American Stock Transfer & Trust Company

Stockholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [2,4]	Roger W. Gale [2,4]
Phyllis O. Bonanno [2,4]	Thomas H. Lenagh [2,3]
Kenneth J. Dale [3,4]	Kathleen T. McGahran [1,3,5]
Daniel E. Emerson [1,3,5]	Douglas G. Ober [1]
Frederic A. Escherich [1,4,5]	Craig R. Smith [1,3,5]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee
5.	Member of Nominating and Governance Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
David D. Weaver	President
Nancy J. F. Prue	Executive Vice President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Richard A. Church	Vice President–Research
David R. Schiminger	Vice President–Research
D. Cotton Swindell	Vice President–Research
Brian S. Hook	Treasurer
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (9/30/10)	$9.96
Net Asset Value (9/30/10)	$11.78
Discount	15.5%

New York Stock Exchange ticker symbol: ADX

NASDAQ Quotation Symbol for NAV: XADEX

Distributions in 2010

From Investment Income	$0.12
From Net Realized Gains	0.03

Total	$0.15

2010 Dividend Payment Dates

March 1, 2010

June 1, 2010

September 1, 2010

December 27, 2010*

*Anticipated